Fair Value Disclosures (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Trading securities	$ 748	$ 1,180
AFS securities	26,926	25,297
LHFS	1,716	1,035
MSRs	1,052	880
Derivative assets	822	970
Private equity investments	362	289
Total assets	31,626	29,651
Liabilities:
Derivative liabilities	1,003	792
Securities sold short	137	147
Total liabilities	1,140	939
Level 1
Assets:
Trading securities	324	311
LHFS	0	0
MSRs	0	0
Private equity investments	0	0
Total assets	332	315
Liabilities:
Securities sold short	0	0
Total liabilities	0	0
Level 2
Assets:
Trading securities	424	869
LHFS	1,716	1,035
MSRs	0	0
Private equity investments	0	0
Total assets	29,366	27,533
Liabilities:
Securities sold short	137	147
Total liabilities	1,120	935
Level 3
Assets:
Trading securities	0	0
LHFS	0	0
MSRs	1,052	880
Private equity investments	362	289
Total assets	1,928	1,803
Liabilities:
Securities sold short	0	0
Total liabilities	20	4
U.S. Treasury
Assets:
AFS securities	2,587	1,832
U.S. Treasury | Level 1
Assets:
AFS securities	0	0
U.S. Treasury | Level 2
Assets:
AFS securities	2,587	1,832
U.S. Treasury | Level 3
Assets:
AFS securities	0	0
GSE
Assets:
AFS securities	180	51
GSE | Level 1
Assets:
AFS securities	0	0
GSE | Level 2
Assets:
AFS securities	180	51
GSE | Level 3
Assets:
AFS securities	0	0
Agency MBS
Assets:
AFS securities	21,264	20,046
Agency MBS | Level 1
Assets:
AFS securities	0	0
Agency MBS | Level 2
Assets:
AFS securities	21,264	20,046
Agency MBS | Level 3
Assets:
AFS securities	0	0
States and political subdivisions
Assets:
AFS securities	2,205	2,375
States and political subdivisions | Level 1
Assets:
AFS securities	0	0
States and political subdivisions | Level 2
Assets:
AFS securities	2,205	2,375
States and political subdivisions | Level 3
Assets:
AFS securities	0	0
Non-agency MBS
Assets:
AFS securities	679	989
Non-agency MBS | Level 1
Assets:
AFS securities	0	0
Non-agency MBS | Level 2
Assets:
AFS securities	172	363
Non-agency MBS | Level 3
Assets:
AFS securities	507	626
Other
Assets:
AFS securities	11	4
Other | Level 1
Assets:
AFS securities	8	4
Other | Level 2
Assets:
AFS securities	3	0
Other | Level 3
Assets:
AFS securities	0	0
Interest rate contracts
Assets:
Derivative assets	814	964
Liabilities:
Derivative liabilities	998	788
Interest rate contracts | Level 1
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Interest rate contracts | Level 2
Assets:
Derivative assets	807	956
Liabilities:
Derivative liabilities	978	784
Interest rate contracts | Level 3
Assets:
Derivative assets	7	8
Liabilities:
Derivative liabilities	20	4
Foreign exchange contracts
Assets:
Derivative assets	8	6
Liabilities:
Derivative liabilities	5	4
Foreign exchange contracts | Level 1
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Foreign exchange contracts | Level 2
Assets:
Derivative assets	8	6
Liabilities:
Derivative liabilities	5	4
Foreign exchange contracts | Level 3
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	$ 0	$ 0